Risk Management (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Gross witten premiums	$ 349,291,905	$ 301,618,486	$ 275,102,191
Energy [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 72,109,574	$ 81,377,114	$ 87,937,007
Concentration Percentage	21.00%	27.00%	34.00%
Property [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 46,137,090	$ 43,785,498	$ 53,738,771
Concentration Percentage	13.00%	15.00%	18.00%
Ports & Terminals [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 22,360,519	$ 19,079,843	$ 17,263,245
Concentration Percentage	6.00%	6.00%	8.00%
Casualty [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 115,890,373	$ 73,665,448	$ 43,119,887
Concentration Percentage	33.00%	24.00%	9.00%
Political Violance [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 8,296,949	$ 11,406,211	$ 9,730,839
Concentration Percentage	2.00%	4.00%	7.00%
Financial [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 23,181,037	$ 16,147,579	$ 14,271,496
Concentration Percentage	7.00%	5.00%	5.00%
Reinsurance [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 17,985,942	$ 17,819,553	$ 17,652,460
Concentration Percentage	5.00%	6.00%	5.00%
Engineering [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 20,703,708	$ 18,194,161	$ 10,375,952
Concentration Percentage	6.00%	6.00%	6.00%
Aviation [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 19,182,776	$ 17,996,462	$ 18,998,073
Concentration Percentage	6.00%	6.00%	7.00%
Marine Liability [Member]
Statement Line Items [Line Items]
Gross witten premiums	$ 3,443,937	$ 2,146,617	$ 2,014,461
Concentration Percentage	1.00%	1.00%	1.00%